Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Mar. 31, 2017	Mar. 31, 2016
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,485.1	¥ 1,410.1
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,252.7	1,179.7
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	216.9	215.6
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	4.7	4.2
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.5	0.7
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.0	6.3
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 4.3	¥ 3.6

[1]	Includes both written and purchased positions.